UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      August 26, 2006 to September 25, 2006


Commission File Number of issuing entity: 333-130192-05


                 J.P. Morgan Mortgage Acquisition Trust 2006-CW1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       30-0367837, 35-2272774, 37-1524729
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-CW1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
      A-1A        [   ]           [   ]           [ x ]
      A-1B        [   ]           [   ]           [ x ]
      A-2         [   ]           [   ]           [ x ]
      A-3         [   ]           [   ]           [ x ]
      A-4         [   ]           [   ]           [ x ]
      A-5         [   ]           [   ]           [ x ]
      M-1         [   ]           [   ]           [ x ]
      M-2         [   ]           [   ]           [ x ]
      M-3         [   ]           [   ]           [ x ]
      M-4         [   ]           [   ]           [ x ]
      M-5         [   ]           [   ]           [ x ]
      M-6         [   ]           [   ]           [ x ]
      M-7         [   ]           [   ]           [ x ]
      M-8         [   ]           [   ]           [ x ]
      M-9         [   ]           [   ]           [ x ]
      M-10        [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On September 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1, Asset-Backed Pass-Through Certificates, Series 2006-CW1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on September 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    September 29, 2006

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1 relating to the September 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 September 25, 2006


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          8
Delinquency Trend Group                                            9
Bankruptcies                                                      10
Foreclosures                                                      11
REO Properties                                                    12
REO Property Scheduled Balance                                    13
Principal Payoffs by Group occurred in this Distribution          13
Realized Loss Group Report                                        14

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 September 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A        213,081,000.00   197,147,857.49     6,568,736.99       929,364.75     7,498,101.74    0.00      0.00     190,579,120.50
A1B         53,319,000.00    49,332,069.09     1,643,687.08       234,677.83     1,878,364.91    0.00      0.00      47,688,382.01
A2         237,874,000.00   198,889,187.93    11,686,319.24       918,734.24    12,605,053.48    0.00      0.00     187,202,868.69
A3          38,072,000.00    38,072,000.00             0.00       177,834.08       177,834.08    0.00      0.00      38,072,000.00
A4         103,118,000.00   103,118,000.00             0.00       486,103.35       486,103.35    0.00      0.00     103,118,000.00
A5          51,937,000.00    51,937,000.00             0.00       248,858.70       248,858.70    0.00      0.00      51,937,000.00
M1          32,551,000.00    32,551,000.00             0.00       156,810.63       156,810.63    0.00      0.00      32,551,000.00
M2          30,322,000.00    30,322,000.00             0.00       146,594.89       146,594.89    0.00      0.00      30,322,000.00
M3          17,836,000.00    17,836,000.00             0.00        86,383.60        86,383.60    0.00      0.00      17,836,000.00
M4          15,161,000.00    15,161,000.00             0.00        73,950.21        73,950.21    0.00      0.00      15,161,000.00
M5          14,715,000.00    14,715,000.00             0.00        72,154.91        72,154.91    0.00      0.00      14,715,000.00
M6          13,377,000.00    13,377,000.00             0.00        66,630.76        66,630.76    0.00      0.00      13,377,000.00
M7          13,377,000.00    13,377,000.00             0.00        71,238.39        71,238.39    0.00      0.00      13,377,000.00
M8          11,594,000.00    11,594,000.00             0.00        63,640.04        63,640.04    0.00      0.00      11,594,000.00
M9           8,918,000.00     8,918,000.00             0.00        55,094.85        55,094.85    0.00      0.00       8,918,000.00
M10          8,918,000.00     8,918,000.00             0.00        56,246.76        56,246.76    0.00      0.00       8,918,000.00
P                  100.00           100.00             0.00       304,196.03       304,196.03    0.00      0.00             100.00
R                    0.00             0.00             0.00             0.00             0.00    0.00      0.00               0.00
TOTALS     864,170,100.00   805,265,214.51    19,898,743.31     4,148,514.02    24,047,257.33    0.00      0.00     785,366,471.20
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C          891,817,320.00   832,911,551.28             0.00     1,494,688.02     1,494,688.02    0.00      0.00     813,012,807.96
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CURRENT
                       BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL          PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      46628MAA4     925.22494962      30.82741770         4.36155617           35.18897386       894.39753192        5.474380%
A1B      46628MAB2     925.22494964      30.82741762         4.40139219           35.22880981       894.39753202        5.524380%
A2       46628MAC0     836.11150412      49.12819072         3.86227263           52.99046336       786.98331339        5.364380%
A3       46628MAD8   1,000.00000000       0.00000000         4.67099391            4.67099391     1,000.00000000        5.424380%
A4       46628MAE6   1,000.00000000       0.00000000         4.71404944            4.71404944     1,000.00000000        5.474380%
A5       46628MAF3   1,000.00000000       0.00000000         4.79154938            4.79154938     1,000.00000000        5.564380%
M1       46628MAG1   1,000.00000000       0.00000000         4.81738288            4.81738288     1,000.00000000        5.594380%
M2       46628MAH9   1,000.00000000       0.00000000         4.83460491            4.83460491     1,000.00000000        5.614380%
M3       46628MAJ5   1,000.00000000       0.00000000         4.84321597            4.84321597     1,000.00000000        5.624380%
M4       46628MAK2   1,000.00000000       0.00000000         4.87766045            4.87766045     1,000.00000000        5.664380%
M5       46628MAL0   1,000.00000000       0.00000000         4.90349371            4.90349371     1,000.00000000        5.694380%
M6       46628MAM8   1,000.00000000       0.00000000         4.98099424            4.98099424     1,000.00000000        5.784380%
M7       46628MAN6   1,000.00000000       0.00000000         5.32543844            5.32543844     1,000.00000000        6.184380%
M8       46628MAP1   1,000.00000000       0.00000000         5.48904951            5.48904951     1,000.00000000        6.374380%
M9       46628MAQ9   1,000.00000000       0.00000000         6.17793788            6.17793788     1,000.00000000        7.174380%
M10      46628MAR7   1,000.00000000       0.00000000         6.30710473            6.30710473     1,000.00000000        7.324380%
P        46628MAT3   1,000.00000000       0.00000000 3,041,960.30000000    3,041,960.30000000     1,000.00000000        0.000000%
TOTALS                 931.83646890      23.02641958         4.80057574           27.82699532       908.81004932
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                  ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL          NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C        46628MAS5     933.94861549       0.00000000         1.67600246            1.67600246       911.63603770        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 September 25, 2006


Dates:
Record Date                                                                                   08/22/06
Determination Date                                                                            08/15/06
Distribution Date                                                                             08/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                        412,064.37
Group 1                                                                                     217,000.72
Group 2                                                                                     195,063.65

Principal Prepayments (Total)                                                            19,433,260.47
Group 1                                                                                   7,962,838.70
Group 2                                                                                  11,470,421.77

Curtailments (Total)                                                                         53,489.38
Group 1                                                                                      32,611.30
Group 2                                                                                      20,878.08

Curtailment Interest Adjustments (Total)                                                       -145.90
Group 1                                                                                        -141.19
Group 2                                                                                          -4.71

Repurchase Principal (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Substitution Amounts (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Net Liquidation Proceeds (Total)                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00
Other Principal Adjustments (Total)                                                              74.99
Group 1                                                                                         114.54
Group 2                                                                                         -39.55

Interest Funds:
Gross Interest                                                                            5,593,922.33
Group 1                                                                                   2,157,532.62
Group 2                                                                                   3,436,389.71

Servicing Fees                                                                              347,046.44
Group 1                                                                                     133,643.28
Group 2                                                                                     213,403.16

Trustee Fees                                                                                  2,776.40
Group 1                                                                                       1,069.20
Group 2                                                                                       1,707.20

Custodian Fee                                                                                 1,388.19
Group 1                                                                                         534.57
Group 2                                                                                         853.61

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                   47
Group 1                                                                                             18
Group 2                                                                                             29

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected       10,274,246.16
Group 1                                                                                   3,468,318.92
Group 2                                                                                   6,805,927.24

Amount of Prepayment Penalties Collected                                                    304,196.03
Group 1                                                                                     107,606.74
Group 2                                                                                     196,589.29
Available Remitance Amount                                                               25,141,454.61

Principal Remittance Amount (Total)                                                      19,898,743.31
Group 1                                                                                   8,212,424.07
Group 2                                                                                  11,686,319.24

Interest Remittance Amount (Total)                                                        5,242,711.30
Group 1                                                                                   2,022,285.57
Group 2                                                                                   3,220,425.74

Pool Detail:
Beginning Number of Loans Outstanding                                                            4,824
Group 1                                                                                          2,059
Group 2                                                                                          2,765

Ending Number of Loans Outstanding                                                               4,725
Group 1                                                                                          2,015
Group 2                                                                                          2,710

Beginning Aggregate Loan Balance                                                        832,911,551.46
Group 1                                                                                 320,743,895.20
Group 2                                                                                 512,167,656.26

Ending Aggregate Loan Balance                                                           813,012,808.14
Group 1                                                                                 312,531,471.12
Group 2                                                                                 500,481,337.02

Current Advances                                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Aggregate Advances                                                                                0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Weighted Average Remaning Term To Maturity                                                      349.39
Group 1                                                                                         349.39
Group 2                                                                                         349.39

Weighted Average Net Mortgage Rate                                                            7.55333%
Group 1                                                                                       7.56598%
Group 2                                                                                       7.54540%

Interest Accrual Period
Start Date                                                                             August 25, 2006
End Date                                                                            September 25, 2006
Number of Days in Accrual Period                                                                    31


  Delinquent Mortgage Loans
           Group 1
           Category             Number        Principal Balance      Percentage
           1 Month                  64            10,372,586.83           3.32%
           2 Month                  13             2,128,018.64           0.68%
           3 Month                   3               330,863.80           0.11%
            Total                   80            12,831,469.27           4.11%
  Delinquent Mortgage Loans
           Group 2
           Category             Number        Principal Balance      Percentage
           1 Month                  75            13,876,698.48           2.77%
           2 Month                  22             4,491,835.12           0.90%
           3 Month                  12             1,772,165.78           0.35%
            Total                  109            20,140,699.38           4.02%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

    Bankruptcies
    Group Number      Number of Loans Principal Balance  Percentage
             1                      3       204,447.92        0.07%
             2                      2       247,264.10        0.05%
        Total                       5       451,712.02        0.06%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                     25,055.06
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       179,392.86
Total Number of Bankruptcy Loans                                                                   3
Total Principal Balance of Bankruptcy Loans                                               204,447.92

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                    106,023.30
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       141,240.80
Total Number of Bankruptcy Loans                                                                   2
Total Principal Balance of Bankruptcy Loans                                               247,264.10

     Foreclosures
     Group Number     Number of Loans   Principal Balance  Percentage
              1                    23       3,570,119.59        1.14%
              2                    36       6,547,622.87        1.31%
         Total                     59      10,117,742.46        1.24%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                        74,915.97
Number of Foreclosure Loans that are 3+ Months Delinquent                                         22
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    3,495,203.62
Total Number of Foreclosure Loans                                                                 23
Total Principal Balance of Foreclosure Loans                                            3,570,119.59

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           6
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                     1,105,517.69
Number of Foreclosure Loans that are 3+ Months Delinquent                                         30
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    5,442,105.18
Total Number of Foreclosure Loans                                                                 36
Total Principal Balance of Foreclosure Loans                                            6,547,622.87

     REO Properties
      Group Number        Number of Loans Principal Balance     Percentage
              1                         1        63,672.19           0.02%
              2                         0             0.00           0.00%
         Total                          1        63,672.19           0.01%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  1
Principal Balance of REO Loans that are 3+ Months Delinquent                               63,672.19
Total Number of REO Loans                                                                          1
Total Principal Balance of REO Loans                                                       63,672.19

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
          Group Number      Loan Number     REO Date  Schedule Principal Balance
                1             116070877   04/01/2006                  63,672.19
              Total                                                   63,672.19

Principal Payoffs by Group occured in this Distribution
          Group Number    Number of Loans   Principal Balance     Percentage
                   1                    0        7,962,838.70          2.55%
                   2                    0       11,470,421.77          2.29%
              Total                     0       19,433,260.47          2.39%

 Realized Loss Group Report
 Group Number  Current Loss      Cumulative Loss    Ending Balance  Balance of Liquidated Loans     Net Liquidation Proceeds
      1                0.00             2,040.78    312,531,471.12                         0.00                         0.00
      2                0.00                 0.00    500,481,337.02                         0.00                         0.00
    TOTAL              0.00             2,040.78    813,012,808.14                         0.00                         0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                               2,040.78
Group 1                                                                                          2,040.78
Group 2                                                                                              0.00

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 33.50% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           2.36465%
33% of of Senior Enhancement Percetage                                                           8.77605%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00023%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       27,646,336.93
Ending Overcollateralization Amount                                                         27,646,336.94
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,398,506.26
Payment to Class C                                                                           1,494,688.02
Certificate Interest Shortfall Detail:
Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-3                                                                                            0.00
Class A-2                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                                0.00
Net Swap Receipt Due                                                                            96,294.72

Beginning Balance                                                                                    0.00
Additions to the Swap Account                                                                   96,294.72
Withdrawals from the Swap Account                                                               96,294.72
Ending Balance                                                                                       0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                           112.95
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                       112.95
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                         112.95

Interest Carryover Amount Paid This Period
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                         112.95

Remaining Interest Carryover Amount
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                                0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                                0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1a                                                0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                                0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    7.309672

One-Month LIBOR for Such Distribution Date                                                       5.324380

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                                       5.474380
Class A-1b                                                                                       5.524380
Class A-2                                                                                        5.364380
Class A-3                                                                                        5.424380
Class A-4                                                                                        5.474380
Class A-5                                                                                        5.564380
Class M-1                                                                                        5.594380
Class M-2                                                                                        5.614380
Class M-3                                                                                        5.624380
Class M-4                                                                                        5.664380
Class M-5                                                                                        5.694380
Class M-6                                                                                        5.784380
Class M-7                                                                                        6.184380
Class M-8                                                                                        6.374380
Class M-9                                                                                        7.174380
Class M-10                                                                                       7.324380

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00



Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.